Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	$ 29,281	¥ 203,845	¥ 49,312
Long-term borrowings	1,392	9,689	4,492
Short-term Investments	$ 187,507	1,305,386	¥ 859,211
Short-term borrowings
Debt Instrument [Line Items]
Short-term borrowings collateralized		144,000
Short-term Investments		53,650
Long-term borrowings
Debt Instrument [Line Items]
Long-term borrowings guaranteed		¥ 2,300
Minimum [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	2.80%	2.80%
Minimum [Member] | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.40%	0.40%	5.70%
Minimum [Member] | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.40%	0.40%	0.40%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	5.70%	5.70%
Maximum [Member] | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	6.30%	6.30%	7.50%
Maximum [Member] | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	6.00%	6.00%	1.00%